PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 97.6%
Common Stocks — 97.3%
Argentina — 0.2%
MercadoLibre, Inc.*	1,771	$2,974,217
Australia — 1.2%
AGL Energy Ltd.	66,200	275,008
Aristocrat Leisure Ltd.	139,244	4,662,154
Australia & New Zealand Banking Group Ltd.	61,200	1,230,589
Beach Energy Ltd.	395,200	424,558
BHP Group Ltd.	29,300	794,109
Fortescue Metals Group Ltd.	163,200	1,756,873
Harvey Norman Holdings Ltd.	196,000	707,129
Inghams Group Ltd.	268,900	796,518
Metcash Ltd.	412,500	1,155,355
Perenti Global Ltd.	432,300	254,258
Qantas Airways Ltd.*	225,300	914,963
Rio Tinto Ltd.	20,600	1,484,468
Service Stream Ltd.	343,700	219,475
St. Barbara Ltd.	343,600	332,174
Stockland, REIT	279,500	891,807
Super Retail Group Ltd.	105,600	927,270
		16,826,708
Austria — 0.3%
BAWAG Group AG, 144A*	16,000	1,023,640
OMV AG	33,700	2,014,495
Wienerberger AG	26,400	897,479
		3,935,614
Belgium — 0.2%
Bekaert SA	22,500	934,345
Telenet Group Holding NV	23,500	900,455
UCB SA	6,800	758,462
		2,593,262
Brazil — 0.1%
Yara International ASA	18,800	932,407
Canada — 2.0%
Canadian National Railway Co.	43,690	5,063,018
Magna International, Inc.	56,752	4,270,020
Shopify, Inc. (Class A Stock)*	12,427	16,848,278
TC Energy Corp.	75,725	3,641,615
		29,822,931
China — 2.5%
Alibaba Group Holding Ltd.*	188,944	3,490,314
China Resources Cement Holdings Ltd.	1,042,000	1,002,374
Kingboard Holdings Ltd.	216,000	979,445
Lee & Man Paper Manufacturing Ltd.	1,049,000	767,428
NetEase, Inc.	72,825	1,239,202
NXP Semiconductors NV	108,073	21,168,259
Tencent Holdings Ltd.	73,200	4,409,115
Wilmar International Ltd.	203,400	627,573
Wuxi Biologics Cayman, Inc., 144A*	160,000	2,618,358
		36,302,068
	Shares	Value
Common Stocks (continued)
Denmark — 1.3%
AP Moller - Maersk A/S (Class B Stock)	400	$1,080,158
Chr Hansen Holding A/S	20,343	1,655,532
Coloplast A/S (Class B Stock)	20,500	3,206,189
D/S Norden A/S	32,500	826,132
Danske Bank A/S	61,200	1,031,141
DSV A/S	14,682	3,516,573
Jyske Bank A/S*	19,600	844,587
Novo Nordisk A/S (Class B Stock)	49,218	4,749,385
Orsted A/S, 144A	17,382	2,303,119
		19,212,816
Finland — 0.4%
Neste OYJ	54,276	3,074,390
Nordea Bank Abp	83,600	1,080,020
Valmet OYJ	36,500	1,322,028
		5,476,438
France — 4.5%
Airbus SE*	54,115	7,150,596
Arkema SA	8,700	1,151,409
AXA SA	54,100	1,501,873
BNP Paribas SA	28,200	1,800,396
Bouygues SA	33,300	1,375,829
Capgemini SE	4,000	831,165
Carrefour SA	89,600	1,610,406
Cie de Saint-Gobain	15,800	1,064,082
Cie Generale des Etablissements Michelin SCA	7,300	1,118,950
CNP Assurances	55,200	873,839
Credit Agricole SA	78,500	1,080,489
Faurecia SE	1,269	59,718
Ipsen SA	7,000	669,142
L’Oreal SA	8,548	3,527,151
LVMH Moet Hennessy Louis Vuitton SE	10,228	7,307,282
Nexity SA	13,100	624,325
Orange SA	140,000	1,514,065
Rubis SCA	15,500	536,182
Safran SA	39,620	5,009,554
Sanofi	31,700	3,047,127
Sartorius Stedim Biotech	6,473	3,626,006
Societe BIC SA	15,900	937,049
Societe Generale SA	28,600	895,682
Sopra Steria Group SACA	7,100	1,317,241
Teleperformance	6,313	2,482,701
TotalEnergies SE	58,800	2,805,539
TotalEnergies SE, ADR(a)	247,821	11,878,061
		65,795,859
Germany — 2.1%
Allianz SE	6,300	1,417,951
Aurubis AG	10,800	814,368
Bayer AG	23,300	1,265,679
Bayerische Motoren Werke AG	12,500	1,204,335
Daimler AG	17,600	1,555,933
Deutsche Lufthansa AG*(a)	54,200	369,621
A1

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Deutsche Post AG	43,900	$2,760,663
Deutsche Telekom AG	45,300	909,690
Fresenius SE & Co. KGaA	18,600	891,115
HOCHTIEF AG	8,600	687,045
Infineon Technologies AG	124,118	5,093,615
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,600	709,171
Rational AG	3,226	3,030,118
Rheinmetall AG	12,300	1,201,944
Siemens AG, ADR	31,300	2,570,982
Siltronic AG(a)	8,900	1,409,487
TeamViewer AG, 144A*	61,279	1,796,056
United Internet AG	18,400	713,232
Volkswagen AG	8,600	2,653,061
		31,054,066
Hong Kong — 0.5%
AIA Group Ltd.	344,000	3,975,013
PAX Global Technology Ltd.	933,000	1,173,232
Skyworth Group Ltd.*	793,433	238,538
Tongda Group Holdings Ltd.*	8,180,000	255,302
WH Group Ltd., 144A	882,502	626,545
Xinyi Glass Holdings Ltd.	328,000	979,573
Yue Yuen Industrial Holdings Ltd.*	296,500	599,409
		7,847,612
India — 0.7%
HDFC Bank Ltd., ADR	64,617	4,722,856
Reliance Industries Ltd., 144A, GDR	86,376	5,886,232
		10,609,088
Ireland — 0.7%
ICON PLC*	11,110	2,911,042
Kingspan Group PLC	43,253	4,250,464
Ryanair Holdings PLC, ADR*	29,380	3,233,563
		10,395,069
Israel — 0.2%
Check Point Software Technologies Ltd.*(a)	9,500	1,073,880
Wix.com Ltd.*	8,109	1,589,121
		2,663,001
Italy — 0.4%
A2A SpA	546,200	1,122,075
Enel SpA	103,800	799,430
Leonardo SpA*	97,000	799,344
Mediobanca Banca di Credito Finanziario SpA*	87,600	1,054,527
Pirelli & C SpA, 144A	171,800	1,002,662
UnipolSai Assicurazioni SpA	253,700	714,432
		5,492,470
Japan — 5.3%
Aozora Bank Ltd.	36,000	882,590
Asahi Intecc Co. Ltd.	45,000	1,236,328
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Astellas Pharma, Inc.	113,500	$1,870,521
Brother Industries Ltd.	44,300	976,374
Credit Saison Co. Ltd.	42,600	560,939
Dai-ichi Life Holdings, Inc.	39,900	879,107
Daikin Industries Ltd.	19,500	4,240,174
Daiwa House Industry Co. Ltd.	31,900	1,065,303
DTS Corp.	30,500	701,256
EDION Corp.	63,900	603,001
Gunze Ltd.	17,000	664,379
Haseko Corp.	53,900	721,100
Hazama Ando Corp.	85,900	616,349
Hitachi Ltd.	22,400	1,324,642
Honda Motor Co. Ltd.	61,600	1,885,011
Hoya Corp.	28,900	4,511,645
Isuzu Motors Ltd.	78,200	1,023,230
ITOCHU Corp.	54,300	1,583,149
Itoham Yonekyu Holdings, Inc.	72,200	472,882
Japan Airlines Co. Ltd.*	35,700	849,320
Japan Aviation Electronics Industry Ltd.	46,000	671,387
KDDI Corp.	98,800	3,260,113
Keiyo Bank Ltd. (The)	76,500	307,278
Keyence Corp.	9,200	5,494,202
Lintec Corp.	30,000	683,493
M3, Inc.	17,900	1,276,371
Marubeni Corp.	112,900	928,088
MatsukiyoCocokara & Co.	200	9,021
Medipal Holdings Corp.	30,600	577,398
Mitsubishi Gas Chemical Co., Inc.	26,000	510,955
Mitsubishi HC Capital, Inc.	210,100	1,096,190
Mitsubishi UFJ Financial Group, Inc.	214,300	1,258,955
Mitsui & Co. Ltd.	56,300	1,227,400
Mitsui Chemicals, Inc.	42,400	1,416,318
Mizuho Financial Group, Inc.	73,620	1,042,611
Nihon M&A Center Holdings, Inc.	74,800	2,199,100
Nippon Telegraph & Telephone Corp.	107,900	2,981,918
Nishi-Nippon Financial Holdings, Inc.	48,600	311,445
Nisshin Oillio Group Ltd. (The)	21,400	583,276
Nomura Holdings, Inc.	270,700	1,326,484
Nomura Real Estate Holdings, Inc.	28,300	735,825
Obayashi Corp.	97,500	806,646
ORIX Corp.	79,000	1,471,965
Rengo Co. Ltd.	134,300	1,053,540
Resona Holdings, Inc.	366,600	1,470,062
Sankyu, Inc.	18,100	833,931
Sawai Group Holdings Co. Ltd.	14,300	666,010
Seino Holdings Co. Ltd.	72,500	877,902
Shiseido Co. Ltd.	25,400	1,709,974
SKY Perfect JSAT Holdings, Inc.	151,000	580,370
SMC Corp.	5,000	3,128,601
Sompo Holdings, Inc.	15,600	676,859
Sumitomo Heavy Industries Ltd.	32,300	849,657
Sumitomo Mitsui Financial Group, Inc.	40,900	1,436,525
Taisei Corp.	19,200	614,260
Teijin Ltd.	67,300	956,005
Toagosei Co. Ltd.	28,700	332,559
Toho Holdings Co. Ltd.	12,400	201,669
Tokuyama Corp.	26,500	507,026
Towa Pharmaceutical Co. Ltd.	28,200	800,266

A2

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Toyota Motor Corp.	55,000	$976,308
Tsubakimoto Chain Co.	17,000	524,180
Ube Industries Ltd.	41,500	812,787
Yokohama Rubber Co. Ltd. (The)	62,000	1,114,986
		76,967,216
Netherlands — 1.6%
ABN AMRO Bank NV, 144A, CVA*	45,300	649,129
Adyen NV, 144A*	1,833	5,116,332
Aegon NV	215,700	1,112,335
ASML Holding NV	8,152	6,086,918
ASR Nederland NV	21,200	967,179
ING Groep NV	71,300	1,035,329
Koninklijke Ahold Delhaize NV	89,100	2,963,214
NN Group NV	18,700	976,857
Royal Dutch Shell PLC (Class B Stock)	141,000	3,088,029
Signify NV, 144A	27,400	1,367,346
		23,362,668
New Zealand — 0.2%
Air New Zealand Ltd.*	485,600	545,814
Fisher & Paykel Healthcare Corp. Ltd.	75,883	1,669,010
		2,214,824
Norway — 0.3%
DNB Bank ASA	53,600	1,222,879
Equinor ASA	41,200	1,046,278
Leroy Seafood Group ASA	42,896	354,601
TOMRA Systems ASA	43,164	2,258,810
		4,882,568
Singapore — 0.1%
DBS Group Holdings Ltd.	41,200	911,716
Venture Corp. Ltd.	79,500	1,046,593
		1,958,309
South Africa — 0.1%
Anglo American PLC	48,300	1,706,078
Investec PLC	79,700	341,712
		2,047,790
Spain — 0.7%
Amadeus IT Group SA*	61,058	4,004,087
Banco Santander SA*	249,200	899,736
Enagas SA	18,000	399,915
Endesa SA	37,700	760,162
Mapfre SA	494,400	1,077,683
Repsol SA	117,700	1,535,419
Telefonica SA	176,500	824,517
		9,501,519
Sweden — 1.7%
Atlas Copco AB (Class A Stock)	79,711	4,821,173
Boliden AB	35,400	1,135,258
EQT AB	6,994	291,598
Hexagon AB (Class B Stock)	351,299	5,430,884
Indutrade AB	78,329	2,177,484
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Nibe Industrier AB (Class B Stock)	296,038	$3,739,164
Securitas AB (Class B Stock)	65,700	1,038,294
Skanska AB (Class B Stock)	31,100	780,061
SKF AB (Class B Stock)	70,400	1,663,428
Swedbank AB (Class A Stock)	27,700	558,631
Swedish Orphan Biovitrum AB*	30,200	814,999
Volvo AB (Class B Stock)	113,600	2,546,451
		24,997,425
Switzerland — 2.7%
Adecco Group AG	25,100	1,260,944
Baloise Holding AG	6,000	912,572
Credit Suisse Group AG	112,800	1,121,345
Helvetia Holding AG	7,600	827,178
Holcim Ltd.*	20,100	970,769
Lonza Group AG	7,537	5,658,138
Novartis AG	34,700	2,841,837
Partners Group Holding AG	3,109	4,860,582
Roche Holding AG	15,300	5,593,699
Sika AG	10,145	3,222,097
Straumann Holding AG	3,935	7,077,451
Swiss Life Holding AG	4,900	2,477,785
UBS Group AG	166,700	2,673,286
		39,497,683
Taiwan — 0.6%
Sea Ltd., ADR*	9,593	3,057,577
Taiwan Semiconductor Manufacturing Co. Ltd.	298,000	6,150,508
		9,208,085
United Kingdom — 4.1%
3i Group PLC	76,100	1,305,933
Ashtead Group PLC	72,810	5,519,068
Aviva PLC	197,000	1,047,925
Babcock International Group PLC*	84,300	421,084
BAE Systems PLC	338,300	2,575,433
Barclays PLC	311,300	789,460
Barratt Developments PLC	61,900	545,880
Bellway PLC	23,200	1,023,015
British American Tobacco PLC	63,000	2,209,578
BT Group PLC*	455,900	979,424
Centrica PLC*	457,200	348,808
CK Hutchison Holdings Ltd.	155,500	1,035,483
Compass Group PLC*	132,081	2,694,337
Crest Nicholson Holdings PLC	143,814	743,651
Experian PLC	100,784	4,221,092
GlaxoSmithKline PLC	227,100	4,277,462
Go-Ahead Group PLC (The)*	34,500	373,555
Halma PLC	61,414	2,356,066
Imperial Brands PLC	56,400	1,184,643
International Consolidated Airlines Group SA*(a)	150,000	359,167
J Sainsbury PLC	458,700	1,753,556
Keller Group PLC	48,200	618,866
Kingfisher PLC	357,200	1,616,776
Legal & General Group PLC	302,800	1,140,895

A3

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Lloyds Banking Group PLC	1,666,000	$1,032,432
London Stock Exchange Group PLC	37,031	3,699,192
Marks & Spencer Group PLC*	279,900	688,756
Micro Focus International PLC	73,300	401,684
Paragon Banking Group PLC	105,900	783,308
Premier Foods PLC	357,756	568,279
Redrow PLC	77,600	693,000
Rentokil Initial PLC	325,647	2,556,299
Segro PLC, REIT	219,481	3,527,604
Spirax-Sarco Engineering PLC	14,794	2,975,444
Tate & Lyle PLC	97,100	906,229
Taylor Wimpey PLC	263,400	546,720
Tesco PLC	213,800	727,385
Trainline PLC, 144A*	357,015	1,694,941
Vistry Group PLC	29,222	480,368
		60,422,798
United States — 62.6%
AbbVie, Inc.	59,312	6,397,985
Adobe, Inc.*	30,583	17,607,245
Alphabet, Inc. (Class C Stock)*	10,191	27,162,174
Amazon.com, Inc.*	4,960	16,293,798
Ameren Corp.	54,491	4,413,771
American International Group, Inc.	247,242	13,571,113
Anthem, Inc.	20,344	7,584,243
Applied Materials, Inc.	57,155	7,357,563
Atlassian Corp. PLC (Class A Stock)*	8,183	3,202,990
Autodesk, Inc.*	67,011	19,109,527
AvalonBay Communities, Inc., REIT	19,472	4,315,774
Bank of America Corp.	220,086	9,342,651
Becton, Dickinson & Co.	32,851	8,075,433
Boeing Co. (The)*	14,451	3,178,353
Brown-Forman Corp. (Class B Stock)	125,673	8,421,348
Bunge Ltd.	43,610	3,546,365
Caterpillar, Inc.	10,156	1,949,647
CF Industries Holdings, Inc.	113,305	6,324,685
Charles Schwab Corp. (The)	127,111	9,258,765
Chewy, Inc. (Class A Stock)*(a)	169,603	11,551,660
Chubb Ltd.	60,730	10,535,440
Cigna Corp.	23,859	4,775,617
Cintas Corp.	39,793	15,147,603
Cisco Systems, Inc.	81,326	4,426,574
Citrix Systems, Inc.	39,481	4,239,075
Coca-Cola Co. (The)	72,404	3,799,038
Comcast Corp. (Class A Stock)	124,261	6,949,918
Conagra Brands, Inc.	122,951	4,164,350
ConocoPhillips	97,404	6,601,069
Costco Wholesale Corp.	26,306	11,820,601
Coupa Software, Inc.*	32,104	7,036,555
Cummins, Inc.	17,004	3,818,418
CVS Health Corp.	45,897	3,894,819
Dexcom, Inc.*	32,202	17,609,986
Edwards Lifesciences Corp.*	146,406	16,574,623
Elanco Animal Health, Inc.*	132,525	4,226,222
Entergy Corp.(a)	30,241	3,003,234
Equitable Holdings, Inc.	166,315	4,929,577
Estee Lauder Cos., Inc. (The) (Class A Stock)	49,702	14,907,121
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Exxon Mobil Corp.	91,224	$5,365,796
Fifth Third Bancorp	205,897	8,738,269
Fiserv, Inc.*	44,900	4,871,650
Fox Corp. (Class B Stock)	79,830	2,963,290
General Electric Co.	158,549	16,335,303
Goldman Sachs Group, Inc. (The)	14,932	5,644,744
Hologic, Inc.*	58,164	4,293,085
Huntington Bancshares, Inc.	264,650	4,091,489
IDEX Corp.	52,118	10,785,820
Illinois Tool Works, Inc.	21,688	4,481,391
International Flavors & Fragrances, Inc.	40,737	5,447,352
International Paper Co.	192,607	10,770,583
Intuit, Inc.	40,143	21,657,550
Intuitive Surgical, Inc.*	22,659	22,526,445
Johnson & Johnson	44,545	7,194,018
JPMorgan Chase & Co.	7,821	1,280,220
Kimberly-Clark Corp.	38,264	5,067,684
Kohl’s Corp.	46,611	2,194,912
L3Harris Technologies, Inc.	55,474	12,217,594
Las Vegas Sands Corp.*	78,177	2,861,278
Lululemon Athletica, Inc.*	35,296	14,284,291
Marsh & McLennan Cos., Inc.	34,213	5,180,875
Mastercard, Inc. (Class A Stock)	48,901	17,001,900
Match Group, Inc.*(a)	103,926	16,315,343
Medtronic PLC	65,900	8,260,565
Merck & Co., Inc.	67,331	5,057,231
MetLife, Inc.	154,396	9,530,865
Microsoft Corp.	126,998	35,803,252
Morgan Stanley	94,690	9,214,284
News Corp. (Class A Stock)	162,805	3,830,802
NextEra Energy, Inc.	63,057	4,951,236
Nielsen Holdings PLC	103,334	1,982,979
PayPal Holdings, Inc.*	79,037	20,566,218
Perrigo Co. PLC	51,856	2,454,344
Pfizer, Inc.	106,672	4,587,963
Philip Morris International, Inc.	65,396	6,198,887
Pinterest, Inc. (Class A Stock)*	206,325	10,512,259
QUALCOMM, Inc.	62,937	8,117,614
Rockwell Automation, Inc.	9,414	2,768,093
Roper Technologies, Inc.	27,065	12,074,508
SBA Communications Corp., REIT	48,024	15,875,294
Sempra Energy	59,044	7,469,066
ServiceNow, Inc.*	32,643	20,312,760
Sherwin-Williams Co. (The)	50,644	14,166,646
Signature Bank	14,414	3,924,644
Southern Co. (The)	180,900	11,210,373
Southwest Airlines Co.*	75,418	3,878,748
Stellantis NV	74,557	1,417,441
Stericycle, Inc.*	48,660	3,307,420
TE Connectivity Ltd.	26,863	3,686,141
Texas Instruments, Inc.	37,559	7,219,215
Thermo Fisher Scientific, Inc.	43,887	25,073,960
TJX Cos., Inc. (The)	106,006	6,994,276
Tyson Foods, Inc. (Class A Stock)	76,965	6,075,617
United Parcel Service, Inc. (Class B Stock)	67,773	12,341,463
Veeva Systems, Inc. (Class A Stock)*	50,174	14,458,642
Walmart, Inc.	35,513	4,949,802

A4

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Walt Disney Co. (The)*	32,005	$5,414,286
Wells Fargo & Co.	380,891	17,677,151
Welltower, Inc., REIT	49,674	4,093,138
Weyerhaeuser Co., REIT	245,124	8,719,061
Zimmer Biomet Holdings, Inc.	42,768	6,259,524
Zoetis, Inc.	79,032	15,343,272
		914,474,852

Total Common Stocks (cost $897,985,934)		1,421,469,363
Preferred Stocks — 0.3%
Germany — 0.1%
Porsche Automobil Holding SE (PRFC)	11,600	1,151,394
United States — 0.2%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	18,231	984,109
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	2,497	124,525
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	34,946	1,782,596
		2,891,230

Total Preferred Stocks (cost $3,460,606)		4,042,624

	Units
Rights* — 0.0%
Germany
Deutsche Lufthansa AG, expiring 10/05/21	54,200	128,704
(cost $241,424)

Total Long-Term Investments (cost $901,687,964)		1,425,640,691

Shares
Short-Term Investments — 4.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	31,408,444	31,408,444
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $33,695,319; includes $33,693,844 of cash collateral for securities on loan)(b)(wa)	33,733,287	$33,713,047

Total Short-Term Investments (cost $65,103,763)		65,121,491

TOTAL INVESTMENTS—102.0% (cost $966,791,727)		1,490,762,182

Liabilities in excess of other assets — (2.0)%		(29,448,679)

Net Assets — 100.0%		$1,461,313,503

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
GDR	Global Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,357,445; cash collateral of $33,693,844 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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